Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of Property and equipment, net	The following is a summary of property and equipment, net:

	December 31, 2021	December 31, 2022

	RMB in thousands
Leasehold improvements	221,280	282,007
Servers and computers	2,277,947	2,830,434
Others	59,871	64,595

Total	2,559,098	3,177,036
Less: accumulated depreciation	(1,208,842)	(1,949,873)

Net book value	1,350,256	1,227,163